Summary of Significant Accounting Policies -10Q - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Antidilutive securities (in shares)					2,894,897		1,098,050		21,664,165	7,317,778
Earnings Per Share, Basic [Abstract]
Loss available to stockholders	$ (4,551,866)		$ 1,539,806		$ (10,321,009)		$ (2,459,754)		$ (12,875,313)	$ (19,483,138)
Loss available to stockholders (in shares)	25,103,271	[1]	22,899,822	[1]	25,076,452	[1]	22,890,560	[1]	190,779,052	164,216,808
Loss available to stockholders (in dollars per share)	$ (0.18)		$ 0.07		$ (0.41)		$ (0.11)		$ (0.07)	$ (0.12)
Effect of Dilutive Securities
Effect of dilutive securities stock options and warrants	$ 0		$ 0		$ 0		$ 0		$ 0	$ 0
Effect of dilutive securities stock options and warrants (in shares)	0		0		0		0		0	0
Earnings Per Share, Diluted [Abstract]
Net income (loss)	$ (4,551,866)		$ 1,539,806		$ (10,321,009)		$ (2,459,754)		$ (12,875,313)	$ (19,483,138)
Net income (loss) (in shares)	25,103,271	[1]	22,899,822	[1]	25,076,452	[1]	22,890,560	[1]	190,779,052	164,216,808
Net income (loss) (in dollars per share)	$ (0.18)		$ 0.07		$ (0.41)		$ (0.11)		$ (0.07)	$ (0.12)

[1]	Current and prior period results have been adjusted to reflect the one-for-eight stock split effected in May 2023. See Note 6, Stockholders' Equity for details.